Document and Entity Information	Oct. 02, 2025
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0002078653
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 02, 2025
Entity Registrant Name	Range Capital Acquisition Corp II
Entity Incorporation State Country Code	E9
Entity File Number	001-42890
Entity Address, Address Line One	44 Main Street
Entity Address, City or Town	Cold Spring Harbor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11724
City Area Code	(631)
Local Phone Number	246-0340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	RNGTU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RNGT
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RNGTW
Security Exchange Name	NASDAQ